Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0000352541
Registrant Name	ALLIANT ENERGY CORP
Registration File Number	333-276062
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A